401(k) Savings Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined contribution plan, Employer matching contribution, percent of employees' gross pay	2.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.2	$ 0.1